Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

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From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally relating to personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. Currently, the Company is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim consolidated financial statements.

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Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable, time charter contracts as of June 30, 2026, amounted to $18,170,250 during the twelve months ending June 30, 2027, $2,236,000 during the twelve months ending June 30, 2028 and nil during the twelve months ending June 30, 2029.

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As of June 30, 2026, the Company had obligations under memoranda of agreements (Note 3) for the acquisitions of the four bulkers, one product tanker, “Post Marvel” and “Eco Crossfire” of $129,510,000, out of which $124,350,000 will be paid in cash and $5,160,000 in Company’s common shares.